January 27, 2016

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentleman:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 41 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933. The main purpose of the filing is to update the financial statements and provide other updated information for the JOHCM Funds, each a series of the Trust. We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b). All changes are marked.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

Thompson Hine LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297